Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

4.	Fair Value Measurements
The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2: Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e. supported by little or no market activity).
The Company’s cash equivalents are classified using Level 1 inputs within the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. None of the Company’s non-financial assets or liabilities are recorded at fair value on a non-recurring basis. No transfers between levels have occurred during the periods presented.
The Company estimates the fair value of its warrant liabilities at the time of issuance and subsequent remeasurement using the Black-Scholes option pricing model at each reporting date, if required, based on the following inputs: the risk-free interest rates; the expected dividend rates; the remaining contractual life of the warrants; the fair value of the underlying stock; and the expected volatility of the price of the underlying stock. The estimates are based, in part, on subjective assumptions and could differ materially in the future. Changes to these assumptions as well as the fair value of the Company’s stock on the reporting date can have a significant impact on the fair value of the warrant liability.

The following table summarizes the Company’s assets and liabilities that require fair value measurements on a recurring basis and their respective input levels based on the fair value hierarchy as of December 31, 2022 and December 31, 2021 (in thousands):

		Fair Value Measurements Using
	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	2022	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$8,708	$8,708	$—	$—
Short-term investments:
U.S. Treasury securities	17,602	—	$17,602	—

Total assets	$26,310	$8,708	$17,602	$—

Liabilities
Private placement warrant liability	$40	$—	$—	$40
Earn-out liability	6	—	—	6

Total liabilities	$46	$—	$—	$46

		Fair Value Measurements Using
	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	2021	Level 1	Level 2	Level 3
Assets
Money market funds	$49,702	$49,702	$—	$—

Total assets	$49,702	$49,702	$—	$—

Liabilities
Private placement warrant liability	$678	$—	$—	$678
Earn-out liability	12,130	—	—	12,130

Total liabilities	$12,808	$—	$—	$12,808

Cash Equivalents and Short-Term Investments
Financial assets measured at fair value on a recurring basis consist of the Company’s cash equivalents and short-term investments. Cash equivalents consisted of money market funds and short-term investments consisted of U.S. Treasury securities. The Company obtains pricing information from its investment manager and generally determines the fair value of investment securities using standard observable inputs, including reported trades, broker/dealer quotes, and bids and/or offers.
Investments are classified as Level 1 within the fair value hierarchy if their quoted prices are available in active markets for identical securities. Investments in money market funds of $8.7 million and $49.7 million as of December 31, 2022 and December 31, 2021, respectively, were classified as Level 1 instruments and were included in cash and cash equivalents.
Investments in marketable securities are valued using Level 2 inputs. Level 2 securities are initially valued at the transaction price and subsequently valued and reported upon utilizing inputs other than quoted prices that are observable either directly or indirectly, such as quotes from third-party pricing vendors. Fair values determined by Level 2 inputs, which utilize data points that are observable such as quoted prices, interest rates and yield curves, require the exercise of judgment and use of estimates, that if changed, could significantly affect the Company’s financial position and results of operations. The marketable securities of $17.6 million as of December 31, 2022 were classified as Level 2 instruments, all of which are included in short-term investments. There were no marketable securities as of December 31, 2021. Accrued interest receivable related to short-term investments was $27,000 as of December 31, 2022, and included as part of prepaid expenses and other current assets in the condensed balance sheets.
The following tables summarize the Company’s short-term investments accounted for as available-for-sale securities as of December 31, 2022 (in thousands):

			December 31, 2022
	Maturity	Amortized	Unrealized	Unrealized	Estimated
	(in years)	Cost	Gains	Losses	Fair Value
U.S. Treasury securities	1 year or less	$17,620	$1	$(19)	$17,602

		$17,620	$1	$(19)	$17,602

Preferred Stock Warrant Liability
The preferred stock warrant liability was measured at fair value, using a combination of observable and unobservable inputs. The change in fair value of preferred stock warrant liabilities were recorded in Other income (expense) on the statement of operations and comprehensive income (loss). All outstanding preferred stock warrants were cashless exercised as a result of the Business Combination on August 25, 2021 (See Note 8). The preferred stock warrants were remeasured to fair value on the date of cashless exercise based on the net shares issued and fair value of common stock on the settlement date, which was the close date of the Business Combination on August 25, 2021.
The following table presents activity for the preferred stock warrant liability measured at fair value using significant unobservable Level 3 inputs during the year ended December 31, 2021 (in thousands):

Series C Preferred Stock Warrant Liability
Balance at December 31, 2020	$433
Issuance of new warrants	271
Change in fair value	153
Warrant exercises	(857)

Balance at December 31, 2021	$—

Private Placement Warrant Liability
In connection with the Business Combination, the Company assumed the public and private placement warrants described in Note 2. The private placement warrants are precluded from equity treatment and are recorded as liabilities as they are not considered indexed to the Company’s common stock. The private placement warrant liability is measured at fair value, using a combination of observable and unobservable inputs. The change in fair value of the private placement warrant liability is recorded in other income (expense) on the statement of operations and comprehensive income (loss). The following key assumptions were used in determining the fair value of the private placement warrant liability valued using the Black-Scholes option pricing model as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Common stock price	$0.43	$8.28
Expected volatility	125.0%	65.0%
Risk-free interest rate	4.2%	1.3%
Expected term (in years)	3.7	4.7
Expected dividend yield	—	—
The following table presents activity for the private placement warrant liability measured at fair value using significant unobservable Level 3 inputs during the year ended December 31, 2022 (in thousands):

Private Placement Warrant Liability
Private Placement Warrants liability - August 25, 2021 (closing date)	$1,862
Change in fair value - Closing Date through December 31, 2021	(1,184)

Balance at December 31, 2021	678
Change in fair value	(638)

Balance at December 31, 2022	$40

Earn-Out Liability
Former holders of shares of Old eFFECTOR common stock were allocated Earn-Out Shares in connection with the completion of the Business Combination with LWAC which are accounted for as liabilities. Please refer to Note 10 for additional details surrounding the valuation methodology for these Earn-Out Shares.